Trading Securities	12 Months Ended
Dec. 31, 2014
Trading Securities [Abstract]
Trading Securities

On November 18, 2014, the Company received 36,300 shares of freely tradable equity securities with a fair value of $47,916 pursuant to the issuance and sale in a private placement of promissory notes (see Note 8). The Company’s investment in trading securities is comprised of a single publicly traded stock and as of December 31, 2014, the Company has recorded an unrealized loss related to that stock’s decline in value of $7,986. As at December 31, 2014, the Company has shares with a fair value of $39,930 in trading securities included in its consolidated balance sheet.

On September 18, 2013, the Company received 1,230,769 shares of freely tradable equity securities with a fair value of $3,495,384 (based upon the closing price on the day prior to closing) in connection with the 2013 Series B Offering (see Note 6). During the year ended December 31, 2014, the Company has received cash proceeds of $568,852 from the sale of this investment, and has recorded realized losses of $302,116. As of December 31, 2014, the Company sold all of these securities. As of December 31, 2013, the Company has recorded an unrealized loss related to that stock’s decline in value of $236,143.  In addition, during the year ended December 31, 2013, the Company has received cash proceeds of $1,806,050 and has recorded $818,365 in realized losses upon the sale of these securities.